Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Asset	$ 591,000,000	$ 4,983,000,000
Forward agreements to purchase foreign currency | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,778,000,000	6,131,000,000
Derivative financial instruments liability	(397,000,000)	(49,000,000)
Asset	$ 61,000,000	$ 78,000,000